Document and Entity Information	3 Months Ended
Sep. 30, 2016
Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2016
Trading Symbol	MPET
Entity Registrant Name	MAGELLAN PETROLEUM CORP /DE/
Entity Central Index Key	0000061398
Entity Filer Category	Smaller Reporting Company